Capital structure and financing - C.3.1. Bond financing (Details) ₲ in Millions, Bs. in Millions, $ in Millions, kr in Billions															1 Months Ended									2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Oct. 28, 2024 USD ($)	Sep. 23, 2024 USD ($)	Jul. 11, 2024 USD ($)	Apr. 02, 2024 USD ($)	Jan. 05, 2023 COP ($)	Nov. 21, 2022 USD ($)	Jan. 27, 2022 USD ($)	Jan. 10, 2022 USD ($)	Oct. 01, 2021 USD ($)	Sep. 22, 2021 USD ($)	Feb. 22, 2021 USD ($)	Feb. 16, 2021 COP ($)	Oct. 19, 2020 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2020 COP ($)	Nov. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2018	Sep. 30, 2017 USD ($)	Dec. 31, 2023 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PYG (₲)	Jul. 11, 2024 PYG (₲)	Apr. 25, 2024 COP ($)	Apr. 25, 2024 USD ($)	Dec. 01, 2023 USD ($)	Nov. 30, 2023 BOB (Bs.)	Nov. 01, 2023 USD ($)	Jan. 05, 2023 USD ($)	Nov. 04, 2022 USD ($)	Jan. 10, 2022 SEK (kr)	Oct. 01, 2021 PYG (₲)	Feb. 16, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BOB (Bs.)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 PYG (₲)	Jan. 28, 2020 USD ($)	Jul. 31, 2019 USD ($) bond	Jul. 31, 2019 BOB (Bs.) bond	May 31, 2019	Oct. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 BOB (Bs.)	May 31, 2016 COP ($)	May 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 4,461,000,000															$ 4,750,000,000								$ 4,750,000,000		$ 4,461,000,000
Number of bonds issued | bond																																												2	2
Guatemala joint ventures
Disclosure of detailed information about borrowings [line items]
Percentage of controlling interest acquired								45.00%
SEK Senior Unsecured Variable Rate Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%																									3.00%	3.00%
Bonds issued	$ 202,000,000															222,000,000								222,000,000		$ 202,000,000
Borrowings face amount									$ 252,300,000																											kr 2.2
Borrowing costs capitalised									$ 2,400,000
Borrowings term									5 years
SEK Senior Unsecured Variable Rate Notes Due 2027 | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis									3.00%																											3.00%
SEK Senior Unsecured Variable Rate Notes Due 2027 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																														3.23%
USD 7.375% Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.375%
Bonds issued	$ 445,000,000															0								0		$ 445,000,000
Borrowings face amount					$ 450,000,000
USD 7.375% Senior Notes Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.375%																									7.375%	7.375%
USD 4.500% Senior Notes Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.50%			4.50%
Bonds issued	$ 752,000,000															766,000,000								766,000,000		$ 752,000,000
Borrowings face amount											$ 307,500,000			$ 500,000,000
Borrowing costs capitalised														$ 5,500,000
Borrowings term														11 years
Repayments of non-current borrowings																								12,000,000		17,000,000
Redemption price, percentage											101.812%
Borrowings exchange, transaction costs											$ 4,000,000
Notional amount, repayments of noncurrent borrowings																																	$ 16,000,000
Repurchase price discount, financial income																										$ 3,000,000
USD 4.500% Senior Notes Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%													4.50%												4.50%	4.50%
USD 4.500% Senior Notes Due 2031 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.80%
USD 6.625% Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.625%
Bonds issued	$ 0															147,000,000								147,000,000		$ 0
Borrowings face amount																					$ 500,000,000
Borrowing costs capitalised																					$ 6,000,000
Borrowings term																					8 years
Borrowings exchanged											$ 302,100,000
USD 6.625% Senior Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.625%																				6.625%					6.625%	6.625%
Repayments of non-current borrowings		$ 148,000,000
USD 6.625% Senior Notes Due 2026 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					6.75%
USD 6.25% Senior Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 613,000,000															671,000,000								671,000,000		$ 613,000,000
Borrowings face amount																				$ 750,000,000
Borrowing costs capitalised																				$ 8,200,000
Borrowings term																				10 years
Repurchase price discount, financial income																										$ 1,000,000
USD 6.25% Senior Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%																			6.25%						6.25%	6.25%
Repayments of non-current borrowings																										$ 59,000,000
USD 6.25% Senior Notes Due 2029 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																				6.36%
USD 5.125% Senior Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 358,000,000															446,000,000								446,000,000		$ 358,000,000
Borrowings face amount																							$ 500,000,000
Borrowing costs capitalised																							$ 7,000,000
Borrowings term																							10 years
USD 5.125% Senior Notes Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%																						5.125%			5.125%	5.125%
Repayments of non-current borrowings																										$ 90,000,000
Repurchase price discount, financial income																										4,000,000
USD 5.125% Senior Notes Due 2028 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																							5.24%
USD 5.875% Senior Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 291,000,000															507,000,000								507,000,000		$ 291,000,000
Borrowings face amount																			$ 300,000,000																								$ 250,000,000
Borrowing costs capitalised																			$ 4,000,000
Borrowings term																						8 years
Repayments of non-current borrowings							$ 44,000,000
Borrowings premium																																											$ 15,000,000
Tender offer, consideration per $1,000 principal amount																																			$ 927.5
Tender offer, aggregate maximum principal amount																																			55,000,000
Extinguishment of debt							47,000,000
Net financial impact of repurchase below par value							3,000,000
USD 5.875% Senior Notes Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.875%																		5.875%							5.875%	5.875%																5.875%
Borrowings face amount																			$ 550,000,000
Repayments of non-current borrowings	$ 63,000,000		$ 150,000,000
Repurchase price discount, financial income																										$ 1,000,000
Issuance premium, percent																																											106.375%
USD 5.875% Senior Notes Due 2027 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																						6.04%
USD 5.875% Senior Notes Due 2027 | Implied Yield to Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																											4.817%
PYG 8.750% Notes Tranche A Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 0															16,000,000								16,000,000		$ 0
PYG 8.750% Notes Tranche A Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.75%														8.75%											8.75%	8.75%
Repayments of non-current borrowings															$ 15,000,000
PYG 9.250% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 6,000,000															7,000,000								7,000,000		$ 6,000,000
PYG 9.250% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.25%																									9.25%	9.25%
PYG 10.000% Notes Tranche C Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 8,000,000															9,000,000								9,000,000		$ 8,000,000
PYG 10.000% Notes Tranche C Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%																									10.00%	10.00%
PYG 9.250% Notes Tranche B Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,000,000															1,000,000								1,000,000		$ 1,000,000
PYG 9.250% Notes Tranche B Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.25%																									9.25%	9.25%
PYG 10.000% Notes Tranche E Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 3,000,000															3,000,000								3,000,000		$ 3,000,000
PYG 10.000% Notes Tranche E Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%																									10.00%	10.00%
PYG 9.250% Notes Tranche F Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 2,000,000															2,000,000								2,000,000		$ 2,000,000
PYG 9.250% Notes Tranche F Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.25%																									9.25%	9.25%
PYG 10.000% Notes, Tranche G, Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 3,000,000															3,000,000								3,000,000		$ 3,000,000
PYG 10.000% Notes, Tranche G, Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%																									10.00%	10.00%
PYG 6.000% Notes, Tranche H, Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 13,000,000															13,000,000								13,000,000		$ 13,000,000
PYG 6.000% Notes, Tranche H, Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%																									6.00%	6.00%
PYG 6.700% Notes, Tranche I, Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 18,000,000															20,000,000								20,000,000		$ 18,000,000
PYG 6.700% Notes, Tranche I, Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.70%																									6.70%	6.70%
PYG 7.500% Notes, Tranche J, Due 2031
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 20,000,000															22,000,000								22,000,000		$ 20,000,000
PYG 7.500% Notes, Tranche J, Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%																									7.50%	7.50%
PYG 7.800% Notes, Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 13,000,000															0								0		$ 13,000,000	₲ 103,000
PYG 7.800% Notes, Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.80%																									7.80%	7.80%
PYG 8.170% Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 47,000,000			$ 47,000,000												0								0		$ 47,000,000		₲ 370,000
PYG 8.170% Notes, Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.17%			8.17%																						8.17%	8.17%	8.17%
Borrowings term				8 years
BOB 5.800% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 25,000,000															29,000,000								29,000,000		$ 25,000,000
BOB 5.800% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.80%																									5.80%	5.80%
BOB 3.95% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 0															7,000,000								7,000,000		$ 0
Borrowings face amount																																																$ 50,000,000
BOB 3.95% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.95%																									3.95%	3.95%																					3.95%	3.95%
Repayments of non-current borrowings															$ 9,000,000
BOB 4.600% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 0															20,000,000								20,000,000		$ 0
BOB 4.600% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.60%																									4.60%	4.60%																				4.60%
BOB 4.30% Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 10,000,000															13,000,000								13,000,000		$ 10,000,000
Borrowings face amount																																																$ 25,000,000
BOB 4.30% Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.30%																									4.30%	4.30%																					4.30%	4.30%
BOB 4.70% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 0															10,000,000								10,000,000		$ 0
BOB 4.70% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.70%																									4.70%	4.70%																				4.70%
BOB 5.30% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 4,000,000															6,000,000								6,000,000		$ 4,000,000
BOB 5.30% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.30%																									5.30%	5.30%																				5.30%
BOB 5.000% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 36,000,000															42,000,000								42,000,000		$ 36,000,000
BOB 5.000% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%																									5.00%	5.00%
BOB 6.000% Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 54,000,000															57,000,000								57,000,000		$ 54,000,000
BOB 6.000% Notes Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%																									6.00%	6.00%					6.00%
Borrowings face amount	$ 57,000,000																									$ 57,000,000						Bs. 396.5
UNE Bond 3 (tranche A) Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																																		9.35%	9.35%
Bonds issued	$ 0															42,000,000								42,000,000		$ 0			$ 160,000
UNE Bond 3 (tranche A) Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.35%																									9.35%	9.35%
UNE Bond 3 (tranche B) Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.15%																									4.15%	4.15%
Bonds issued	$ 58,000,000															66,000,000								66,000,000		$ 58,000,000
Borrowings face amount																																																			$ 58,000,000
Adjustment to interest rate basis																																																		4.15%	4.15%
UNE Bond 3 (tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.89%																									4.89%	4.89%
Bonds issued	$ 29,000,000															33,000,000								33,000,000		$ 29,000,000
Borrowings face amount																																																			$ 29,000,000
Adjustment to interest rate basis																																																		4.89%	4.89%
UNE Bond 6.600% Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	6.60%																								6.60%
Bonds issued	$ 34,000,000															39,000,000								39,000,000		$ 34,000,000
Borrowings face amount																	$ 150,000																								$ 34,000,000
Borrowings term																	10 years
UNE Bond 6.600% Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.60%																									6.60%	6.60%
UNE Bond 4 (Tranche A) Due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													5.56%																									5.56%
Bonds issued	$ 26,000,000															30,000,000								30,000,000		$ 26,000,000
Borrowings term													7 years
UNE Bond 4 (Tranche A) Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.56%																									5.56%	5.56%
UNE Bond 4 (Tranche B) Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.61%												2.61%													2.61%	2.61%											2.61%
Bonds issued	$ 64,000,000															74,000,000								74,000,000		$ 64,000,000
Borrowings term													10 years
UNE Bond 4 (Tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.18%												3.18%													3.18%	3.18%											3.18%
Bonds issued	$ 19,000,000															22,000,000								22,000,000		$ 19,000,000
Borrowings term													15 years
UNE Bond 7 (Tranche B) Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.10%																									8.10%	8.10%
Bonds issued	$ 2,000,000															3,000,000								3,000,000		$ 2,000,000
UNE Bond 7 (Tranche C) Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.25%																									8.25%	8.25%
Bonds issued	$ 3,000,000															4,000,000								4,000,000		$ 3,000,000
UNE Bond 8 (Tranche A) Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 13,000,000															0								0		$ 13,000,000
UNE Bond 8 (Tranche A) Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	17.00%																									17.00%	17.00%
USD 4.500% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 549,000,000															575,000,000								575,000,000		$ 549,000,000
USD 4.500% Senior Notes Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%																									4.50%	4.50%
USD 5.125% Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 737,000,000															823,000,000								823,000,000		$ 737,000,000
USD 5.125% Senior Notes Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%																									5.125%	5.125%
Bank Loans with DNB
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings					$ 200,000,000
USD notes due 2026, 2028 and 2029
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage												103.00%
Percent of borrowings redeemed												10.00%
Payments to redeem borrowings												$ 180,000,000
USD 6.75% Senior Notes Due 2022 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																			6.75%
Telefonica Celular del Paraguay S.A.E. Notes Program
Disclosure of detailed information about borrowings [line items]
Bonds issued										$ 51,000,000															$ 38,000,000												₲ 400,000					₲ 300,000
Telefonica Celular del Paraguay S.A.E. Notes Program | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.00%																											6.00%
Borrowings term										5 years															5 years
Telefonica Celular del Paraguay S.A.E. Notes Program | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										7.50%																											7.50%
Borrowings term										10 years															10 years
Debt Program Registered in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																			$ 150,000,000
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																																	Bs. 522.0
BOB Notes Issued October 2017
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																															$ 80,000,000
BOB Notes Issued October 2017, Tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																															5.30%
BOB 4.6% Notes due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																												$ 61,000,000	Bs. 420.0
BOB 4.6% Notes due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																												5.00%	5.00%
BOB 5% Notes due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																													Bs. 280.0
Telefonica Celular de Bolivia S.A. Notes due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																							5.80%	5.80%
Borrowings face amount																																							$ 50,000,000	Bs. 345.0
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Borrowings face amount	$ 122,000,000																									$ 122,000,000																								$ 540,000
UNE Bond 4
Disclosure of detailed information about borrowings [line items]
Bonds issued													$ 485,680																									$ 110,000,000
UNE bond issued on January 5
Disclosure of detailed information about borrowings [line items]
Bonds issued						$ 230,000																												$ 50,000,000
UNE bond issued on January 5, first tranche
Disclosure of detailed information about borrowings [line items]
Borrowings term						3 years
UNE bond issued on January 5, second tranche
Disclosure of detailed information about borrowings [line items]
Borrowings term						4 years 6 months
UNE Bond Issued On April 25
Disclosure of detailed information about borrowings [line items]
Bonds issued																													$ 160,000	$ 36,000,000
Borrowings term																										3 years
UNE Bond Issued On April 25 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																													17.00%	17.00%
Cable Onda 4.5% Senior Notes due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																		$ 600,000,000
Borrowing costs capitalised																		$ 16,000,000
Repayments of non-current borrowings																$ 13,000,000										$ 27,000,000
Notional amount, repayments of noncurrent borrowings																															$ 16,000,000
Repurchase price discount, financial income																										3,000,000
Borrowings amortization period																		10 years
Cable Onda 4.5% Senior Notes due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.50%
Cable Onda 4.5% Senior Notes due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		4.69%
Comcel Senior Notes due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings face amount								$ 900,000,000
Borrowings term								10 years
Repayments of non-current borrowings							16,000,000																	$ 42,000,000
Notional amount, repayments of noncurrent borrowings																																	$ 49,000,000
Tender offer, consideration per $1,000 principal amount																																			822.5
Tender offer, aggregate maximum principal amount																																			$ 90,000,000
Extinguishment of debt							19,000,000
Net financial impact of repurchase below par value							$ 3,000,000
Comcel Senior Notes due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								5.125%
Repayments of non-current borrowings																										88,000,000
Repurchase price discount, financial income																										$ 9,000,000